Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ 0	$ 0
State	0	0
Deferred:
Federal	(212,022)	1,267,000
State	(401,215)	(653,000)
Net operating loss carryforward	4,243,885	4,635,000
Valuation Allowance	(3,649,237)	(5,267,000)
Total income tax (expense) benefit	$ (18,589)	$ (18,000)